Non-cash stock-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	922,701	629,650
Number of free shares outstanding, granted	87,259	510,316
Number of free shares outstanding, vested	(26,500)	(32,000)
Number of free shares outstanding, cancelled	(79,929)	(185,265)
Number of free shares outstanding, ending balance	903,531	922,701
Weighted average grant date fair value, beginning balance		€ 19.59
Weighted average grant date fair Value, granted	€ 3.44	8.31
Weighted average grant date fair value, vested	10.46	14.39
Weighted average grant date fair Value, cancelled	17.3	16.49
Weighted average grant date fair value, ending balance	€ 15.2	€ 14.15